Cover	May 30, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
Entity File Number	001-41131
Entity Registrant Name	INTEGRATED WELLNESS ACQUISITION CORP
Entity Central Index Key	0001877557
Entity Tax Identification Number	98-1615488
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	59 N. Main Street
Entity Address, City or Town	Florida
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10921
City Area Code	845
Local Phone Number	651-5039
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	WEL.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	WEL
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units
Trading Symbol	WEL.WS
Security Exchange Name	NYSE